LINE OF CREDIT (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	May 05, 2019	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Revolving line of credit			$ 400,000
Interest rate				3.75%
Line of credit expiration date	May 05, 2022
Line of credit	$ 398,470	$ 398,470		$ 398,470	$ 143,470
Accrued interest	$ 20,844	$ 17,037		$ 5,778	$ 2,051